CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Class A-1 common stock	Class A common stock	Class B common stock	Total Stockholders' Equity	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interests	Total
Beginning balance at Dec. 31, 2014							$ 11,510	$ 413,050
Equity-based compensation								692
Net income (loss)							(981)	(81,872)
Ending balance at Dec. 31, 2015							10,621	327,775
Equity-based compensation								317
Net income (loss)	$ (844)	$ (199)						(313,948)
Ending balance at Dec. 31, 2016	$ 161	$ 38	$ 385	$ 112,716	$ 113,175	$ (1,043)	221,992	334,708
Ending balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Beginning balance at Dec. 31, 2015							10,621	327,775
Net income (loss)							(4,407)	(310,888)
Ending balance at Dec. 19, 2016							5,297	40,520
Issuance of shares for acquisition
Ending balance at Dec. 20, 2016	$ 161	$ 38	$ 385	113,759	113,175		224,009	337,768
Ending balance (in shares) at Dec. 20, 2016	16,100,000	3,802,972	38,462,541
Beginning balance at Dec. 19, 2016							5,297	40,520
Net income (loss)				(1,043)		(1,043)	(2,017)	(3,060)
Ending balance at Dec. 31, 2016	$ 161	$ 38	$ 385	112,716	113,175	(1,043)	221,992	334,708
Ending balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Issuance of shares for acquisition		$ 3		2,498	2,495		3,002	5,500
Issuance of shares for acquisition (in shares)		274,998
Equity-based compensation				221	221		422	643
Net income (loss)				(4,172)		(4,172)	(8,108)	(12,280)
Ending balance at Mar. 31, 2017	$ 161	$ 41	$ 385	$ 111,263	$ 115,891	$ (5,215)	$ 217,308	$ 328,571
Ending balance (in shares) at Mar. 31, 2017	16,100,000	4,077,970	38,462,541